FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
FINANCIAL LIABILITIES	FINANCIAL LIABILITIES

		As of
US$ MILLIONS		Dec. 31, 2021	Dec. 31, 2020
Current:
Inflation swaps		$—	$23
Deferred consideration	(a)	995	—
Total current financial liabilities		$995	$23

Non-current:
Inflation swaps		$—	$46
Deferred consideration	(a)	—	962
Total non-current financial liabilities		$—	$1,008

a) Deferred consideration
Deferred consideration is related to the April 4, 2017 acquisition of Nova Transportadora do Sudeste S.A. (“NTS”), our Brazilian regulated gas transmission business. The deferred consideration is denominated in U.S. dollars and accrues interest at 3.35% compounded annually. The financial liability is measured at amortized cost and is payable on the fifth anniversary of the date of acquisition.
Exchangeable shares, class B shares and class C shares
The exchangeable and class B shares are classified as liabilities due to their exchangeable and cash redemption features. Upon issuance, exchangeable and class B shares are recognized at their fair value. Subsequent to initial recognition, the exchangeable and class B shares are recognized at amortized cost and remeasured to reflect changes in the contractual cash flows associated with the shares. These contractual cash flows are based on the price of one unit.
In August 2021, the partnership acquired a controlling interest in Inter Pipeline Ltd. (“IPL”) for consideration comprised of cash, exchangeable shares and class B exchangeable limited partnership units (“BIPC Exchangeable LP Units”) of Brookfield Infrastructure Corporation Exchange Limited Partnership (“BIPC Exchange LP”). BIPC Exchange LP is a subsidiary of the partnership and holders of BIPC Exchangeable LP Units have the right to require the partnership to purchase BIPC Exchangeable LP Units and deliver one exchangeable share for each BIPC Exchangeable LP Unit purchased. During the year ended December 31, 2021, our company issued 26.0 million exchangeable shares in connection with the partnership’s acquisition of IPL and 0.4 million exchangeable shares in connection with exchange requests from BIPC Exchange LP unit holders. Upon issuance, the exchangeable shares were recognized at their fair value.
In November 2021, our company issued 2.1 million exchangeable shares at $62.70 per share in public offerings in the U.S. and Canada. In total, $134 million of gross proceeds were raised through the issuance and $6 million in equity issuance costs were incurred.
During the year ended December 31, 2021, our shareholders exchanged approximately 24,366 exchangeable shares for an equal number of units. As at December 31, 2021, the exchangeable and class B shares were remeasured to reflect the NYSE closing price of one unit, $60.81 per share. Remeasurement gains or losses associated with these shares are recorded in the Consolidated Statements of Operating Results. Our company declared and paid dividends of $115 million on its exchangeable shares outstanding during the year ended December 31, 2021 (2020: $66 million, 2019: $nil). Dividends paid on exchangeable shares are presented as interest expense in the Consolidated Statements of Operating Results.
The following table provides a continuity schedule of outstanding exchangeable shares and class B shares along with our corresponding liability and remeasurement gains and losses.

	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	Exchangeable and class B shares (US$ Millions)
Balance at January 1, 2020	—	—	$—
Share issuance(1)	46,349,323	1	1,765
Shares exchanged to units	(1,388,874)	—	(55)
Remeasurement of liability	—	—	511
Balance at December 31, 2020	44,960,449	1	$2,221
Share issuance(1)	28,130,103	—	1,776
Share issuance - BIPC Exchangeable LP Unit exchanges	371,327	—	23
Shares exchanged to units	(24,366)	—	(1)
Remeasurement of liability	—	—	447
Balance at December 31, 2021	73,437,513	1	$4,466
(1)     During the year ended December 31, 2021, our company issued 2.1 million shares in exchange for net cash consideration of $128 million. The remaining shares were issued to subsidiaries of the partnership in exchange for non-cash consideration including loans receivable and settlements of loan payable.
Similar to class B shares, class C shares are classified as liabilities due to their cash redemption feature. However, class C shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. Refer to Note 18, Equity, for further details related to class C shares.